AQUILA TAX-FREE TRUST OF OREGON

SCHEDULE OF INVESTMENTS

June 30, 2022

(unaudited)

Amount	General Obligation Bonds (64.3%)	Ratings Moody's, S&P and Fitch	Value	(a)

	City & County (6.4%)

	Bend, Oregon
$ 2,690,000	5.000%, 06/01/32	NR/AA+/NR	$ 3,141,167

	Boardman, Oregon Green Bond
1,000,000	4.000%, 06/15/33 Series 2021BAMAC Insured	NR/AA/NR	1,055,670

	Clackamas County, Oregon Refunding
1,135,000	4.000%, 06/01/24	Aaa/NR/NR	1,136,033

	Clackamas County, Oregon (Tax-Exempt)
1,485,000	5.000%, 06/01/25 Series 2016B	Aaa/NR/NR	1,605,404

	Clatsop County, Oregon
1,000,000	5.000%, 06/15/32	Aa2/NR/NR	1,128,040

	Deschutes, Oregon Public Library District
1,500,000	4.000%, 06/01/33 Series 2021	Aa2/NR/NR	1,604,295

	Gresham, Oregon Full Faith and Credit Refunding and Project Obligations
1,545,000	5.000%, 05/01/23	Aa2/NR/NR	1,586,993

	Hermiston, Oregon Full Faith and Credit Refunding Obligations
780,000	4.000%, 06/01/32 Series 2020	NR/A+/NR	821,309

	City of Hillsboro, Washington County Oregon Full Faith and Credit Bonds
465,000	5.000%, 06/01/30	Aa1/NR/NR	532,950

	Lake Oswego, Oregon Refunding
3,140,000	4.000%, 12/01/30	Aaa/AAA/NR	3,343,189

	Lebanon, Oregon Refunding
1,050,000	5.000%, 06/01/24	A1/NR/NR	1,079,946
1,165,000	5.000%, 06/01/25	A1/NR/NR	1,249,905

	McMinnville, Oregon Refunding
2,075,000	5.000%, 02/01/27	Aa3/NR/NR	2,217,179

	Multnomah County, Oregon
3,000,000	5.000%, 06/01/30	Aaa/AAA/NR	3,341,220

	Portland, Oregon Limited Tax, Sellwood Bridge & Archive Space Projects
$ 1,640,000	4.000%, 04/01/29 2017 Series A	Aaa/NR/NR	$ 1,745,813
1,710,000	4.000%, 04/01/30 2017 Series A	Aaa/NR/NR	1,813,404
1,775,000	4.000%, 04/01/31 2017 Series A	Aaa/NR/NR	1,870,637

	Portland, Oregon Public Safety
1,345,000	5.000%, 06/15/25 Series A	Aaa/NR/NR	1,455,250

	Redmond, Oregon Full Faith and Credit Bonds
1,140,000	5.000%, 06/01/34 Series B-1	Aa3/NR/NR	1,283,583

	Troutdale, Oregon Refunding
475,000	4.000%, 06/01/30 Series 2021	Aa2/NR/NR	516,976

	Total City & County		32,528,963

	Community College (4.2%)

	Blue Mountain Community College District Umatilla, Oregon Morrow and Baker Counties Oregon (Umatilla and Morrow Counties Service Area)
970,000	4.000%, 06/15/27 Series 2015	NR/AA+/NR	1,015,173

	Chemeketa, Oregon Community College District
2,000,000	5.000%, 06/15/25	NR/AA+/NR	2,113,380

	Clackamas, Oregon Community College District
1,405,000	5.000%, 06/15/27 Series A	Aa1/AA+/NR	1,516,824

	Columbia Gorge, Oregon Community College District, Refunding
1,000,000	4.000%, 06/15/24	Aa1/NR/NR	1,000,900

	Lane, Oregon Community College
1,840,000	5.000%, 06/15/24	NR/AA+/NR	1,842,981
1,750,000	4.000%, 06/15/24	Aa1/NR/NR	1,817,375
1,000,000	4.000%, 06/15/33 Series 2020 A	Aa1/NR/NR	1,060,580
2,820,000	4.000%, 06/15/34 Series 2020 A	Aa1/NR/NR	2,983,842

	Linn Benton, Oregon Community College
1,520,000	5.000%, 06/01/27	NR/AA+/NR	1,633,878

	Mount Hood, Oregon Community College District Refunding
1,865,000	5.000%, 06/01/27	Aa2/NR/NR	2,054,279
1,000,000	5.000%, 06/01/29	Aa2/NR/NR	1,096,780

	Oregon Coast Community College District State
1,770,000	5.000%, 06/15/25	Aa1/NR/NR	1,772,814

	Rogue, Oregon Community College District
1,375,000	4.000%, 06/15/29 Series B	Aa1/NR/NR	1,445,469

	Total Community College		21,354,275

	Hospital (1.0%)

	Pacific Communities Health District, Oregon
$ 1,220,000	5.000%, 06/01/29	A1/NR/NR	$ 1,325,237
1,060,000	5.000%, 06/01/30	A1/NR/NR	1,147,747
1,000,000	5.000%, 06/01/31	A1/NR/NR	1,080,470
1,200,000	5.000%, 06/01/32	A1/NR/NR	1,294,716

	Total Hospital		4,848,170

	School District (34.6%)

	Clackamas County, Oregon School District #12 (North Clackamas)
1,165,000	5.000%, 06/15/25	Aa1/AA+/NR	1,259,109
3,205,000	5.000%, 06/15/30	Aa1/AA+/NR	3,562,293
4,725,000	5.000%, 06/15/31	Aa1/AA+/NR	5,224,007
1,100,000	5.000%, 06/15/32	Aa1/NR/NR	1,228,634
2,160,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	2,410,366
3,000,000	5.000%, 06/15/34 Series B	Aa1/AA+/NR	3,287,700

	Clackamas County, Oregon School District #62 (Oregon City)
1,310,000	5.000%, 06/15/31 Series B	Aa1/AA+/NR	1,482,697

	Clackamas County, Oregon School District #86 (Canby)
1,660,000	4.000%, 06/15/34 Series 2020 A	Aa1/NR/NR	1,732,691

	Clackamas & Washington Counties, Oregon School District No. 3JT (West Linn-Wilsonville)
3,500,000	5.000%, 06/15/26	Aa1/AA+/NR	3,774,400
5,500,000	5.000%, 06/15/27	Aa1/AA+/NR	5,926,305
1,115,000	5.000%, 06/15/28	Aa1/AA+/NR	1,199,773

	Clatsop County, Oregon School District #1C (Astoria)
1,080,000	5.000%, 06/15/31 Series B	Aa1/NR/NR	1,236,870
1,215,000	5.000%, 06/15/32 Series B	Aa1/NR/NR	1,370,569

	Clatsop County, Oregon School District #30 (Warrenton-Hammond)
1,590,000	5.000%, 06/15/31 Series B	Aa1/NR/NR	1,820,948
1,145,000	5.000%, 06/15/32 Series B	Aa1/NR/NR	1,291,606
1,690,000	5.000%, 06/15/34 Series B	Aa1/NR/NR	1,896,281

	Clatsop County, Oregon School District #10 (Seaside)
1,000,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	1,119,860

	Columbia County, Oregon School District #502 (St. Helens)
1,000,000	5.000%, 06/15/34	Aa1/NR/NR	1,095,900

	Columbia & Clatsop Counties, Oregon School District #6J (Clatskanie)
665,000	4.000%, 06/15/35 Series 2021	NR/AA+/NR	694,639

	Coos County, Oregon School District #9 (Coos Bay)
1,035,000	5.000%, 06/15/32	NR/AA+/NR	1,165,068

	Benton & Linn Counties, Oregon School District #509J (Corvallis)
$ 2,000,000	5.000%, 06/15/31 Series B	Aa1/AA+/NR	$ 2,246,080
1,615,000	5.000%, 06/15/32 Series B	Aa1/AA+/NR	1,808,542

	Deschutes County, Oregon Administrative School District #1 (Bend - La Pine)
740,000	5.000%, 06/15/30	Aa1/NR/NR	851,044
3,000,000	4.000%, 06/15/30	Aa1/AA+/NR	3,187,620
2,150,000	5.000%, 06/15/31	Aa1/NR/NR	2,469,641
1,470,000	4.000%, 06/15/32	Aa1/NR/NR	1,561,757

	Deschutes and Jefferson Counties, Oregon School District #02J (Redmond)
1,025,000	zero coupon, 06/15/23	Aa1/NR/NR	1,006,150

	Deschutes and Jefferson Counties, Oregon School District #6 (Sisters)
750,000	4.000, 06/15/33 Series 2021	Aa1/NR/NR	799,200

	Greater Albany School District #8J (Linn & Benton Counties)
1,000,000	5.000%, 06/15/30	Aa1/AA+/NR	1,111,480

	Hood River County, Oregon School District
2,260,000	4.000%, 06/15/30	NR/AA+/NR	2,368,164
2,400,000	4.000%, 06/15/31	NR/AA+/NR	2,510,256

	Jackson County, Oregon School District #5 (Ashland)
1,385,000	5.000%, 06/15/28	Aa1/AA+/NR	1,571,560
2,845,000	5.000%, 06/15/34	Aa1/AA+/NR	3,164,038

	Jackson County, Oregon School District #6 (Central Point)
2,665,000	5.000%, 06/15/31	Aa1/NR/NR	3,043,030

	Jackson County, Oregon School District #549C (Medford)
750,000	4.000%, 12/15/33 Series 2021	Aa3/NR/NR	798,135
570,000	4.000%, 12/15/34 Series 2021	Aa3/NR/NR	605,123

	Lane County, Oregon School District #4J (Eugene) Refunding
3,300,000	5.000%, 06/15/33	Aa1/NR/NR	3,863,046

	Lane County, Oregon School District #19 (Springfield)
1,000,000	5.000%, 06/15/25	Aa1/AA+/NR	1,080,480

	Lane County, Oregon School District #69 (Junction City)
630,000	5.000%, 06/15/25	Aa1/NR/NR	680,702

	Lane & Douglas Counties, Oregon School District #45J3
2,665,000	4.000%, 06/15/27 Series B	Aa1/NR/NR	2,838,678

	Lincoln County, Oregon School District
2,370,000	4.000%, 06/15/24 Series A	Aa1/NR/NR	2,372,133

	Linn & Marion Counties, Oregon School District #129J (Santiam Canyon)
750,000	5.000%, 06/15/34	NR/AA+/NR	841,545

	Marion & Polk Counties, Oregon School District #24J (Salem-Keizer)
$ 5,000,000	5.000%, 06/15/30	Aa1/AA+/NR	$ 5,650,450
5,525,000	5.000%, 06/15/31	Aa1/AA+/NR	6,204,796
6,600,000	5.000%, 06/15/33 Series 2020B	Aa1/AA+/NR	7,550,664
3,000,000	5.000%, 06/15/34 Series 2020B	Aa1/AA+/NR	3,424,260

	Multnomah County, Oregon School District #1J (Portland)
2,970,000	5.000%, 06/15/26 Series B	Aa1/AA+/NR	3,209,917

	Multnomah County, Oregon School District #7 (Reynolds)
5,680,000	5.000%, 06/15/26 Series A	Aa1/NR/NR	6,133,775
1,500,000	5.000%, 06/15/27 Series A	Aa1/NR/NR	1,618,485
1,825,000	5.000%, 06/15/28 Series A	Aa1/NR/NR	1,963,755

	Multnomah County, Oregon School District #40 (David Douglas)
1,500,000	5.000%, 06/15/23 Series A	NR/AA+/NR	1,502,190

	Multnomah and Clackamas Counties, Oregon School District #10 (Gresham-Barlow)
1,535,000	5.000%, 06/15/29	Aa1/NR/NR	1,769,395
1,175,000	5.000%, 06/15/31	Aa1/AA+/NR	1,299,092
2,500,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	2,789,775

	Multnomah and Clackamas Counties, Oregon School District #28JT (Centennial)
1,260,000	5.000%, 06/15/34 Series 2020	Aa1/NR/NR	1,433,414
715,000	5.000%, 06/15/35 Series 2020	Aa1/NR/NR	811,768

	Polk, Marion & Benton Counties, Oregon School District #13J (Central)
1,515,000	4.000%, 02/01/28	NR/AA+/NR	1,573,555

	Tillamook & Yamhill Counties, Oregon School District #101 (Nestucca Valley)
1,275,000	5.000%, 06/15/31	NR/AA+/NR	1,439,335

	Umatilla County, Oregon School District #8 (Hermiston)
2,750,000	5.000%, 06/15/30	NR/AA+/NR	3,201,193

	Washington County, Oregon School District #48J (Beaverton)
1,500,000	5.000%, 06/15/27 Series C	Aa1/AA+/NR	1,690,230
2,400,000	5.000%, 06/15/35 Series C	Aa1/AA+/NR	2,626,704

	Washington & Clackamas Counties, Oregon School District #23J (Tigard)
2,405,000	5.000%, 06/15/30	Aa1/AA+/NR	2,680,204
1,000,000	5.000%, 06/15/31 Series A	Aa1/AA+/NR	1,148,670
1,000,000	5.000%, 06/15/32 Series A	Aa1/AA+/NR	1,128,040

	Washington, Clackamas & Yamhill Counties, Oregon School District #88J
2,785,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	3,118,810
2,000,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	2,264,700

	Washington, Multnomah & Yamhill Counties, Oregon School District #1J (Hillsboro)
$ 3,105,000	5.000%, 06/15/30	Aa1/NR/NR	$ 3,458,784
2,110,000	5.000%, 06/15/31	Aa1/NR/NR	2,346,257
1,750,000	4.000%, 06/15/32	Aa1/NR/NR	1,866,813
2,175,000	4.000%, 06/15/33	Aa1/NR/NR	2,303,630

	Yamhill, Clackamas & Washington Counties, Oregon School District #29J (Newberg)
1,000,000	4.000%, 06/15/32	Aa1/NR/NR	1,062,000
4,565,000	4.000%, 06/15/34 Series 2021B	Aa1/NR/NR	4,779,372
3,685,000	4.000%, 06/15/35 Series 2021B	Aa1/NR/NR	3,834,795

	Yamhill County, Oregon School District #8 (Dayton)
1,045,000	5.000%, 06/15/32	NR/AA+/NR	1,178,802
1,080,000	5.000%, 06/15/33	NR/AA+/NR	1,214,309
900,000	5.000%, 06/15/34	NR/AA+/NR	1,006,866

	Yamhill County, Oregon School District #40 (McMinnville)
1,000,000	4.000%, 06/15/29	Aa1/AA+/NR	1,052,780
1,000,000	4.000%, 06/15/30	Aa1/AA+/NR	1,049,390

	Total School Districts		174,945,095

	Special District (5.5%)

	Bend, Oregon Metropolitan Park & Recreational District
1,430,000	4.000%, 06/01/27	Aa3/NR/NR	1,452,151

	Clackamas County, Oregon Fire District No. 1
1,020,000	4.000%, 06/01/30	NR/AA/NR	1,078,670
2,705,000	4.000%, 06/01/31	NR/AA/NR	2,849,014

	Metro, Oregon
4,000,000	4.000%, 06/01/26 Series A	Aaa/AAA/NR	4,003,160
5,050,000	4.000%, 06/01/33 Series 2020 A	Aaa/AAA/NR	5,348,152
1,400,000	4.000%, 06/01/34 Series 2020 A	Aaa/AAA/NR	1,479,100

	Tualatin Hills, Oregon Park & Recreational District
3,480,000	5.000%, 06/01/23	Aa1/NR/NR	3,586,244
4,725,000	5.000%, 06/01/24	Aa1/NR/NR	4,987,852
2,775,000	5.000%, 06/01/26	Aa1/NR/NR	2,999,997

	Total Special District		27,784,340

	State (11.3%)

	State of Oregon
750,000	5.000%, 05/01/25 Series A	Aa1/AA+/AA+	790,973
2,000,000	5.000%, 05/01/33 Series 2022A	Aa1/AA+/AA+	2,320,380

	State of Oregon Article XI-F(1) University Project
835,000	4.000%, 08/01/35 Series H	Aa1/AA+/AA+	882,461
1,250,000	5.000%, 08/01/31 Series I	Aa1/AA+/AA+	1,391,763

	State of Oregon Article XI-G Community College Projects

	State of Oregon Article XI-G Higher Education
$ 500,000	5.000%, 08/01/25 Series O	Aa1/AA+/AA+	$ 542,475

	State of Oregon Article XI-M Seismic Projects
1,000,000	5.000%, 06/01/30	Aa1/AA+/AA+	1,093,650

	State of Oregon Article XI-M and XI-N Seismic Projects
765,000	5.000%, 06/01/33 Series E	Aa1/AA+/AA+	871,939
1,125,000	5.000%, 06/01/34 Series E	Aa1/AA+/AA+	1,275,041

	State of Oregon Article XI-Q State Projects
2,140,000	5.000%, 11/01/28	Aa1/AA+/AA+	2,346,061
1,000,000	5.000%, 11/01/30	Aa1/AA+/AA+	1,090,550
2,000,000	5.000%, 11/01/31	Aa1/AA+/AA+	2,177,300
1,800,000	5.000%, 05/01/25 Series A	Aa1/AA+/AA+	1,942,434
2,920,000	5.000%, 05/01/31 Series A	Aa1/AA+/AA+	3,325,296
4,000,000	5.000%, 05/01/32 Series A	Aa1/AA+/AA+	4,532,120
1,195,000	5.000%, 05/01/28 Series D	Aa1/AA+/AA+	1,311,907
1,255,000	5.000%, 05/01/29 Series D	Aa1/AA+/AA+	1,373,924
1,000,000	5.000%, 05/01/30 Series D	Aa1/AA+/AA+	1,092,080
2,300,000	5.000%, 05/01/28 Series F	Aa1/AA+/AA+	2,472,822
1,500,000	5.000%, 05/01/33 Series N	Aa1/AA+/AA+	1,701,570
1,680,000	5.000%, 05/01/34 Series N	Aa1/AA+/AA+	1,895,494

	State of Oregon Article XI-Q State Projects
2,340,000	5.000%, 11/01/33 Series 2021K	Aa1/AA+/AA+	2,704,455
2,480,000	5.000%, 11/01/34 Series 2021K	Aa1/AA+/AA+	2,848,379
1,410,000	5.000%, 11/01/35 Series 2021K	Aa1/AA+/AA+	1,615,959

	State of Oregon Higher Education
1,000,000	5.000%, 08/01/28 Series A	Aa1/AA+/AA+	1,077,520
1,390,000	5.000%, 08/01/31 Series G	Aa1/AA+/AA+	1,584,961
1,920,000	5.000%, 08/01/32 Series G	Aa1/AA+/AA+	2,175,552
3,000,000	5.000%, 08/01/33 Series G	Aa1/AA+/AA+	3,378,180
1,900,000	5.000%, 08/01/34 Series G	Aa1/AA+/AA+	2,135,239
1,250,000	5.000%, 08/01/30 Series L	Aa1/AA+/AA+	1,395,538
1,300,000	5.000%, 08/01/32 Series L	Aa1/AA+/AA+	1,433,770

	State of Oregon Veteran's Welfare
450,000	1.950%, 06/01/31 Series 2020 I	Aa1/AA+/AA+	402,165
2,000,000	2.150%, 12/01/34 Series 2020 I	Aa1/AA+/AA+	1,720,820

	Total State		56,902,778

	Transportation (1.3%)

	Oregon State Department Transportation Highway Usertax (Senior Lien)
5,000,000	5.000%, 11/15/29 Series B	Aa1/AAA/AA+	5,567,050

	State of Oregon ODOT Projects
1,020,000	5.000%, 11/15/30 Series M	Aa1/AA+/AA+	1,133,210

	Total Transportation		6,700,260

	Total General Obligation Bonds		325,063,881

	Revenue Bonds (25.3%)

	City & County (0.2%)

	Beaverton, Oregon Special Revenue Bonds
$ 200,000	5.000%, 06/01/32 Series 2020A	Aa3/NR/NR	$ 228,792
500,000	5.000%, 06/01/33 Series 2020A	Aa3/NR/NR	569,895
400,000	5.000%, 06/01/34 Series 2020A	Aa3/NR/NR	454,852

	Total City & County		1,253,539

	Electric (1.9%)

	Eugene, Oregon Electric Utility Refunding System
2,875,000	5.000%, 08/01/29 Series A	Aa2/AA-/AA-	3,158,044
4,030,000	5.000%, 08/01/30 Series A	Aa2/AA-/AA-	4,416,920

	Warm Springs Reservation, Oregon Confederated Tribes, Hydroelectric Revenue, Tribal Economic Development, Pelton Round Butte Project (Green Bonds)
500,000	5.000%, 11/01/32 Series 2019B144A	A3/NR/NR	554,810
1,000,000	5.000%, 11/01/33 Series 2019B144A	A3/NR/NR	1,106,530
500,000	5.000%, 11/01/34 Series 2019B144A	A3/NR/NR	552,220

	Total Electric		9,788,524

	Hospital (3.4%)

	Oregon Health Sciences University
2,000,000	5.000%, 07/01/23 Series A	Aa3/AA-/AA-	2,000,000
500,000	5.000%, 07/01/30 Series A	Aa3/AA-/AA-	561,075
250,000	5.000%, 07/01/31 Series A	Aa3/AA-/AA-	279,485
1,250,000	5.000%, 07/01/28 Series B	Aa3/AA-/AA-	1,360,575
1,000,000	5.000%, 07/01/33 Series B	Aa3/AA-/AA-	1,077,460

	Oregon Health Sciences University (Green Bonds)
1,000,000	5.000%, 07/01/33 Series 2021A	Aa3/AA-/AA-	1,127,560
1,000,000	5.000%, 07/01/34 Series 2021A	Aa3/AA-/AA-	1,124,670
1,000,000	5.000%, 07/01/35 Series 2021A	Aa3/AA-/AA-	1,122,070

	Oregon Health Sciences University
5,500,000	5.000%, 07/01/46 Series 2021B-2 (Mandatory Put Date 02/01/32)	Aa3/AA-/AA-	6,112,535

	Oregon State Facilities Authority (Legacy Health Project)
2,000,000	5.000%, 06/01/30 Series 2022B	A1/A+/NR	2,233,600

	Total Hospital		16,999,030

	Housing (0.3%)

	Clackamas County, Oregon Housing Authority Multifamily Housing Revenue (Easton Ridge Apartments Project)
1,310,000	4.000%, 09/01/27 Series A	Aa2/NR/NR	1,319,249

	Lottery (4.2%)

	Oregon State Department of Administration Services (Lottery Revenue)
$ 2,000,000	5.000%, 04/01/32 Series A	Aa2/AAA/NR	$ 2,263,700
1,000,000	5.000%, 04/01/33 Series A	Aa2/AAA/NR	1,128,250
1,500,000	5.000%, 04/01/35 Series A	Aa2/AAA/NR	1,729,620
1,000,000	5.000%, 04/01/25 Series B	Aa2/AAA/NR	1,050,700
4,000,000	5.000%, 04/01/30 Series C	Aa2/AAA/NR	4,414,560
5,000,000	5.000%, 04/01/26 Series D	Aa2/AAA/NR	5,370,600
4,000,000	5.000%, 04/01/28 Series D	Aa2/AAA/NR	4,277,760
1,000,000	5.000%, 04/01/29 Series D	Aa2/AAA/NR	1,066,690

	Total Lottery		21,301,880

	Sales Tax (0.2%)

	Metro, Oregon Dedicated Tax Revenue (Oregon Convention Center Hotel)
750,000	5.000%, 06/15/31	Aa3/NR/NR	833,243

	Transportation (4.0%)

	Oregon State Department Transportation Highway Usertax (Subordinate Lien)
2,000,000	5.000%, 11/15/35 Series A	Aa2/AA+/AA+	2,226,340
2,250,000	5.000%, 11/15/35 Series 2020A	Aa2/AA+/AA+	2,548,868

	Port Portland, Oregon Airport Revenue Refunding, Portland International Airport Series Twenty Three
2,525,000	5.000%, 07/01/26	NR/AA-/NR	2,714,148
1,000,000	5.000%, 07/01/28	NR/AA-/NR	1,069,190
2,390,000	5.000%, 07/01/29	NR/AA-/NR	2,542,076

	Tri-County Metropolitan Transportation District, Oregon Capital Grant Receipt
1,100,000	5.000%, 10/01/27 Series A	A3/A/NR	1,226,621
2,000,000	5.000%, 10/01/30 Series A	A3/A/NR	2,204,560

	Tri-County Metropolitan Transportation District, Oregon (Senior Lien Payroll Tax)
1,000,000	5.000%, 09/01/25 Series A	Aaa/AAA/NR	1,086,880
1,890,000	5.000%, 09/01/28 Series A	Aaa/AAA/NR	2,085,445

	Tri-County Metropolitan Transportation District, Oregon (Senior Lien Payroll Tax Green Bond)
500,000	5.000%, 09/01/33 Series 2021A	Aaa/AAA/NR	576,480
750,000	5.000%, 09/01/34 Series 2021A	Aaa/AAA/NR	860,655
1,000,000	5.000%, 09/01/35 Series 2021A	Aaa/AAA/NR	1,140,760

	Total Transportation		20,282,023

	Water and Sewer (11.1%)

	Beaverton, Oregon Water Revenue
$ 1,000,000	5.000%, 04/01/32 Series 2020	NR/AA+/NR	$ 1,141,910

	Bend, Oregon Water Revenue, Bridge Creek Project
695,000	5.000%, 12/01/30	Aa2/AA/NR	759,545

	Clackamas County, Oregon Service District No. 1
2,240,000	5.000%, 12/01/26	NR/AAA/NR	2,494,867

	Clean Water Services, Oregon Refunding (Senior Lien)
1,510,000	5.000%, 10/01/27	Aa1/AAA/NR	1,707,493

	Eugene, Oregon Water Utility System
115,000	5.000%, 08/01/28	Aa2/AA/AA+	126,697
450,000	5.000%, 08/01/29	Aa2/AA/AA+	494,303

	Grants Pass, Oregon
680,000	4.000%, 12/01/23	NR/AA/NR	686,113

	Hillsboro, Oregon Water System
1,630,000	5.000%, 06/01/31	Aa2/NR/NR	1,865,861
1,710,000	5.000%, 06/01/32	Aa2/NR/NR	1,928,076

	Portland, Oregon Sewer System (Second Lien)
5,405,000	4.500%, 05/01/31 Series A	Aa2/AA/NR	5,770,054
6,355,000	5.000%, 03/01/32 Series A	Aa2/AA/NR	7,219,661
2,000,000	5.000%, 10/01/25 Series B	Aa2/AA/NR	2,126,220
2,000,000	5.000%, 06/01/26 Series B	Aa2/AA/NR	2,152,760
2,000,000	5.000%, 06/01/27 Series B	Aa2/AA/NR	2,150,420
2,500,000	4.000%, 03/01/33 Series 2020A	Aa2/AA/NR	2,644,975
5,000,000	4.000%, 03/01/34 Series 2020A	Aa2/AA/NR	5,256,650

	Portland, Oregon Water System (First Lien)
3,230,000	5.000%, 05/01/27 Series A	Aa1/NR/NR	3,396,959
3,500,000	5.000%, 06/01/28 Series A	Aa1/AA+/NR	3,765,300

	Portland, Oregon Water System (Second Lien)
2,590,000	5.000%, 05/01/31 Series A	Aa2/NR/NR	2,967,777
2,000,000	5.000%, 05/01/32 Series A	Aa2/NR/NR	2,277,960
2,000,000	5.000%, 05/01/33 Series A	Aa2/NR/NR	2,256,120

	Portland, Oregon Water System Revenue Refunding (Junior Lien)
2,000,000	5.000%, 10/01/23	Aa2/NR/NR	2,049,700

	Seaside, Oregon Wastewater System
1,000,000	4.250%, 07/01/26	A3/NR/NR	1,000,860

	Total Water and Sewer		56,240,281

	Total Revenue Bonds		128,017,769

	Pre-Refunded\ Escrowed to Maturity Bonds (9.1%)††

	Pre-Refunded General Obligation Bonds (4.6%)

	Higher Education (0.8%)

	Oregon State Higher Education
$ 1,000,000	5.000%, 08/01/25 Series C	Aa1/AA+/AA+	$ 1,061,090
1,795,000	5.000%, 08/01/27 Series C	Aa1/AA+/AA+	1,904,657

	Oregon State, Oregon University System
1,090,000	5.000%, 08/01/25 Series N	Aa1/AA+/AA+	1,128,314

	Total Higher Education		4,094,061

	School District (3.1%)

	Clackamas County, Oregon School District #62 (Oregon City)
440,000	5.000%, 06/01/29 AGMC Insured	NR/AA/NR	464,644
560,000	5.000%, 06/01/29 AGMC Insured	A1/AA/NR	591,909

	Jefferson County, Oregon School District #509J
1,400,000	5.000%, 06/15/25	Aa1/NR/NR	1,443,512

	Klamath County, Oregon School District
1,250,000	5.000%, 06/15/24	NR/AA+/NR	1,288,850

	Lane County, Oregon School District #4J (Eugene) Refunding
2,000,000	5.000%, 06/15/26	Aa1/NR/NR	2,116,260

	Lane County, Oregon School District #19 (Springfield)
1,735,000	5.000%, 06/15/27	Aa1/AA+/NR	1,875,951

	Marion County, Oregon School District #103 (Woodburn)
2,140,000	5.000%, 06/15/27	Aa1/NR/NR	2,310,665
2,260,000	5.000%, 06/15/28	Aa1/NR/NR	2,440,235

	Union County, Oregon School District #1 (La Grande)
1,000,000	5.000%, 06/15/27	Aa1/NR/NR	1,082,730

	Washington County, Oregon School District #48J (Beaverton)
1,845,000	5.000%, 06/15/29 Series 2014B	Aa1/AA+/NR	1,952,969

	Total School District		15,567,725

	State (0.7%)

	State of Oregon Article XI-G Community College Projects
1,160,000	5.000%, 08/01/27 Series J	Aa1/AA+/AA+	1,259,273

	State of Oregon Article XI-G Higher Education
1,000,000	5.000%, 08/01/26 Series O	Aa1/AA+/AA+	1,085,580
1,000,000	5.000%, 08/01/27 Series O	Aa1/AA+/AA+	1,085,580

	Total State		3,430,433

	Total Pre-Refunded General Obligation Bonds		23,092,219

	Pre-Refunded\ Escrowed to Maturity Revenue Bonds (4.5%)

	Higher Education (0.6%)

	Oregon State Facilities Authority (Linfield College Project)
$ 1,000,000	5.000%, 10/01/23 Series A ETM	Baa2/NR/NR	$ 1,036,130

	Oregon State Facilities Authority (Reed College Project)
500,000	5.000%, 07/01/30 Series A	Aa2/AA-/NR	562,110
1,135,000	4.000%, 07/01/31 Series A	Aa2/AA-/NR	1,221,748

	Total Higher Education		2,819,988

	Transportation (3.8%)

	Oregon State Department Transportation Highway Usertax (Senior Lien)
625,000	5.000%, 11/15/25 Series A	Aa1/AAA/AA+	633,300
1,000,000	5.000%, 11/15/26 Series A	Aa1/AAA/AA+	1,043,430
1,040,000	5.000%, 11/15/26 Series A	Aa1/AAA/AA+	1,111,344
8,000,000	5.000%, 11/15/28 Series A	Aa1/AAA/AA+	8,548,800

	Tri-County Metropolitan Transportation District, Oregon (Senior Lien Payroll Tax)
3,975,000	5.000%, 09/01/30 Series A	Aaa/AAA/NR	4,411,018
1,000,000	5.000%, 09/01/31 Series A	Aaa/AAA/NR	1,129,460

	Tri-County Metropolitan Transportation District, Oregon (Senior Lien Payroll Tax)
2,010,000	5.000%, 09/01/29 Series B	Aaa/AAA/NR	2,185,915

	Total Transportation		19,063,267

	Water and Sewer (0.1%)

	Madras, Oregon
725,000	4.500%, 02/15/27	A3/NR/NR	737,999

	Total Pre-Refunded\ Escrowed to Maturity Revenue Bonds		22,621,254

	Total Pre-Refunded\ Escrowed to Maturity Bonds		45,713,473

	Total Municipal Bonds (cost $514,655,768)		498,795,123

Shares	Short-Term Investment (1.3%)
6,478,728	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 1.32%* (cost $6,478,728)	Aaa-mf/AAAm/NR	6,478,728

	Total Investments (cost $521,134,496- note b)	100.0%	505,273,851
	Other assets less liabilities	0.0	233,362
	Net Assets	100.0%	$ 505,507,213

Portfolio Distribution By Quality Rating	Percent of Investments†
Aaa of Moody's or AAA of S&P	12.8%
Pre-refunded bonds\ ETM bonds††	9.2
Aa of Moody's or AA of S&P or Fitch	74.6
A of Moody's or S&P	3.4
100.0%

PORTFOLIO ABBREVIATIONS:
AGMC - Assured Guaranty Municipal Corp.
BAMAC - Build America Mutual Assurance Co.
ETM - Escrowed to Maturity
NR - Not Rated
ODOT - Oregon Department of Transportation

*	The rate is an annualized seven-day yield at period end.

†	Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.

††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date. Escrowed to Maturity bonds are bonds where money has been placed in the escrow account which is used to pay principal and interest through the bond's originally scheduled maturity date. Escrowed to Maturity are shown as ETM. All other securities in the category are pre-refunded.

Note: 144A – Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to financial statements.

AQUILA TAX-FREE TRUST OF OREGON

NOTES TO FINANCIAL STATEMENTS

June 30, 2022

(unaudited)

(a)	Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b)	At June 30, 2022, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $521,134,496 amounted to $15,860,645, which consisted of aggregate gross unrealized appreciation of $1,592,130 and aggregate gross unrealized depreciation of $17,452,775.

(c)	Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of June 30, 2022:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$6,478,728
Level 2 – Other Significant Observable Inputs- Municipal Bonds +	498,795,123
Level 3 – Significant Unobservable Inputs	–
Total	$505,273,851
+ See schedule of investments for a detailed listing of securities.